Reinsurance - Schedule of Reinsurance Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Reinsurance assets	$ 4,801,000,000	$ 3,683,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	4,069,000,000	2,905,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	218,000,000	221,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	1,367,000,000	340,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,486,000,000	2,307,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	1,000,000	15,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets		22,000,000
Reinsurance contracts held that are liabilities	(3,000,000)
Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	732,000,000	778,000,000
Canada
Disclosure of types of insurance contracts [line items]
Reinsurance assets	101,000,000	(146,000,000)
Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	3,000,000	(241,000,000)
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	21,000,000	0
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	(282,000,000)	(547,000,000)
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	267,000,000	284,000,000
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets		22,000,000
Reinsurance contracts held that are liabilities	(3,000,000)
Canada | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	98,000,000	95,000,000
U.S.
Disclosure of types of insurance contracts [line items]
Reinsurance assets	4,306,000,000	3,426,000,000
U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	3,828,000,000	2,863,000,000
U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	18,000,000	7,000,000
U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	1,598,000,000	838,000,000
U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,212,000,000	2,018,000,000
U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets		0
Reinsurance contracts held that are liabilities	0
U.S. | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	478,000,000	563,000,000
Asia
Disclosure of types of insurance contracts [line items]
Reinsurance assets	341,000,000	333,000,000
Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	224,000,000	252,000,000
Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	179,000,000	214,000,000
Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	38,000,000	33,000,000
Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	7,000,000	5,000,000
Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets		0
Reinsurance contracts held that are liabilities	0
Asia | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	117,000,000	81,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Reinsurance assets	53,000,000	70,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	14,000,000	31,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	13,000,000	16,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	1,000,000	15,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets		0
Reinsurance contracts held that are liabilities	0
Corporate | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	39,000,000	39,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	13,000,000	16,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	1,000,000	15,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	$ 0	$ 0